Income Taxes - Schedule of Income Tax Recognized as Component of OCI (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax expense (recovery) related to LTIs - common shares held	$ 3,233	$ 722	$ 3,691	$ 457
Deferred income tax expense (recovery) recognized in OCI	$ 3,233	$ 722	$ 3,691	$ 457	$ 1,091